UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/12/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $503,457 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    10180 207552.66SH       SOLE                                  207552.66
ACCENTURE PLC                  COM              g1151c101     9010 163918.55SH       SOLE                                  163918.55
ACTUANT CORP CL A NEW          CL A             00508x203     1429 49302.00 SH       SOLE                                   49302.00
AECOM TECH CORP DEL COM        COM              00766t100     2644 95368.00 SH       SOLE                                   95368.00
AFFILIATED MNGRS GRP COM       COM              008252108     1448 13240.00 SH       SOLE                                   13240.00
AIRGAS INC                     COM              009363102     1446 21775.00 SH       SOLE                                   21775.00
ALLERGAN INC                   COM              018490102    12672 178442.68SH       SOLE                                  178442.68
AMETEK INC NEW COM             COM              031100100     1595 36374.00 SH       SOLE                                   36374.00
AMPHENOL CORP NEW-CL A         CL A             032095101    10720 197098.39SH       SOLE                                  197098.39
ANSYS INC COM                  COM              03662Q105     1320 24367.00 SH       SOLE                                   24367.00
APTARGROUP INC                 COM              038336103     1301 25962.00 SH       SOLE                                   25962.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1408 14202.00 SH       SOLE                                   14202.00
BERKSHIRE HATHAWAY             COM              084670702      273  3275.00 SH       SOLE                                    3275.00
BJS WHOLESALE CLUB             COM              05548J106      682 13985.00 SH       SOLE                                   13985.00
BROADCOM CORP CL A             CL A             111320107     8591 218159.63SH       SOLE                                  218159.63
CAREFUSION CORP COM            COM              14170t101     1287 45660.00 SH       SOLE                                   45660.00
CATERPILLAR INC                COM              149123101    14963 134384.47SH       SOLE                                  134384.47
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     6966 23103.28 SH       SOLE                                   23103.28
CHURCH DWIGHT CO. INC.         COM              171340102     1558 19647.00 SH       SOLE                                   19647.00
CITRIX SYSTEMS INC             COM              177376100     1390 18925.00 SH       SOLE                                   18925.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2710 33303.00 SH       SOLE                                   33303.00
COLGATE PALMOLIVE CO.          COM              194162103     7918 98050.93 SH       SOLE                                   98050.93
CONCHO RES INC COM             COM              20605p101     1314 12255.00 SH       SOLE                                   12255.00
CORE LABS                      COM              N22717107     2617 25620.00 SH       SOLE                                   25620.00
COVIDIEN PLC                   COM              g2554f113    13415 258280.50SH       SOLE                                  258280.50
DAVITA INC                     COM              23918k108     1556 18207.00 SH       SOLE                                   18207.00
DELL INC                       COM              24702R101      700 48308.00 SH       SOLE                                   48308.00
DIAMOND FOODS INC COM          COM              252603105     2945 52780.00 SH       SOLE                                   52780.00
DIGITAL RLTY TR INC COM        COM              253868103     1392 23950.00 SH       SOLE                                   23950.00
DRIL-QUIP INC COM              COM              262037104     1520 19240.00 SH       SOLE                                   19240.00
EMERSON ELECTRIC CO            COM              291011104    12296 210448.27SH       SOLE                                  210448.27
EXPEDITORS INTERNATIONAL OF WA COM              302130109     9229 184041.88SH       SOLE                                  184041.88
EXXON MOBIL CORP               COM              30231G102    15566 185030.99SH       SOLE                                  185030.99
FACTSET RESH SYS INC COM       COM              303075105     1374 13125.00 SH       SOLE                                   13125.00
FIRST BANCORP P R COM          COM              318672706       63 12740.00 SH       SOLE                                   12740.00
FREEPORT MCMORAN C&G B         COM              35671D857     8731 157187.37SH       SOLE                                  157187.37
GOOGLE                         COM              38259p508     8926 15214.00 SH       SOLE                                   15214.00
GUESS INC COM                  COM              401617105     1196 30415.00 SH       SOLE                                   30415.00
HALLIBURTON CO HLDG CO         COM              406216101    10695 214599.23SH       SOLE                                  214599.23
HENRY SCHEIN INC               COM              806407102     1375 19602.00 SH       SOLE                                   19602.00
HMS HOLDINGS CORP              COM              40425j101     1411 17250.00 SH       SOLE                                   17250.00
HOLOGIC INC                    COM              436440101     1423 64111.00 SH       SOLE                                   64111.00
IBM                            COM              459200101     9005 55222.72 SH       SOLE                                   55222.72
IDEXX LABORATORIES CORP        COM              45168D104     1254 16252.00 SH       SOLE                                   16252.00
IHS INC CL A                   CL A             451734107     1473 16605.00 SH       SOLE                                   16605.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2366 19157.00 SH       SOLE                                   19157.00
ISHARES TR DJ SEL DIV INX      COM              464287168      447  8590.00 SH       SOLE                                    8590.00
ISHARES TR RUSSELL 2000        COM              464287655     3021 35900.00 SH       SOLE                                   35900.00
ISHARES TR S&P500 GRW          COM              464287309      788 11475.00 SH       SOLE                                   11475.00
ISHARES TR S&P500/BAR VAL      COM              464287408      482  7628.08 SH       SOLE                                    7628.08
ISHARES TRUST DOW JONES US REA COM              464287739     2779 46800.00 SH       SOLE                                   46800.00
J P MORGAN CHASE & CO.         COM              46625h100     8668 188045.91SH       SOLE                                  188045.91
JOSEPH BANK CLOTHIERS          COM              480838101     2679 52660.00 SH       SOLE                                   52660.00
JOY GLOBAL                     COM              481165108     2766 28000.00 SH       SOLE                                   28000.00
KELLOGG CO                     COM              487836108    10534 195159.03SH       SOLE                                  195159.03
KENNAMETAL INC COM             COM              489170100     1300 33340.00 SH       SOLE                                   33340.00
LAB CP OF AMER HLDG NEW        COM              50540R409    14585 158312.00SH       SOLE                                  158312.00
LAZARD LTD SHS A               CL A             G54050102      203  4900.00 SH       SOLE                                    4900.00
LIFE TECHNOLOGIES CORP COM     COM              53217v109    10225 195075.00SH       SOLE                                  195075.00
LINCOLN ELEC HLDGS COM         COM              533900106     1539 20277.00 SH       SOLE                                   20277.00
LINCOLN NATIONAL CORP          COM              534187109    12284 408950.28SH       SOLE                                  408950.28
LKQ CORP COM                   COM              501889208     1316 54630.00 SH       SOLE                                   54630.00
MASTERCARD INC CL A            CL A             57636q104     7997 31770.54 SH       SOLE                                   31770.54
METLIFE INSURANCE              COM              59156R108     7656 171177.58SH       SOLE                                  171177.58
MICROCHIP TECHNOLOGY INC       COM              595017104     1434 37732.00 SH       SOLE                                   37732.00
MICROS SYS INC COM             COM              594901100     2372 47995.00 SH       SOLE                                   47995.00
MICROSOFT CORP                 COM              594918104     7730 304456.46SH       SOLE                                  304456.46
MIDCAP SPDR TR UNIT SER 1      COM              78467y107     1421  7915.00 SH       SOLE                                    7915.00
NESTLE S A REG B ADR SPONSORED COM              641069406      246  4275.00 SH       SOLE                                    4275.00
NEWFIELD EXPLORATION CO.       COM              651290108     2580 33953.00 SH       SOLE                                   33953.00
NOBLE ENRGY INC COM            COM              655044105    10173 105256.22SH       SOLE                                  105256.22
NUANCE COMMUNICATIONS COM      COM              67020Y100     2398 122690.00SH       SOLE                                  122690.00
OCCIDENTAL PETE CORP           COM              674599105    11752 112472.74SH       SOLE                                  112472.74
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105     1488 91192.00 SH       SOLE                                   91192.00
PEPSICO INC                    COM              713448108    11967 185809.62SH       SOLE                                  185809.62
POLO RALPH LAUREN CORP CL A    CL A             731572103    11848 95821.04 SH       SOLE                                   95821.04
PRAXAIR INC                    COM              74005P104    13738 135224.36SH       SOLE                                  135224.36
PROCTER & GAMBLE CO            COM              742718109      225  3653.19 SH       SOLE                                    3653.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     5236 127200.00SH       SOLE                                  127200.00
REINSURANCE GP AMER            COM              759351604     2541 40483.99 SH       SOLE                                   40483.99
ROBERT HALF INTERNATIONAL INC  COM              770323103      603 19730.00 SH       SOLE                                   19730.00
SCHLUMBERGER LTD               COM              806857108     9541 102315.00SH       SOLE                                  102315.00
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     9006 179796.56SH       SOLE                                  179796.56
SECTOR SPDR FINCL SELECT SHARE COM              81369Y605      166 10175.00 SH       SOLE                                   10175.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     1815 69650.00 SH       SOLE                                   69650.00
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     2767 34702.03 SH       SOLE                                   34702.03
SIRIUS XM RADIO INC COM        COM              82967n108       24 15000.00 SH       SOLE                                   15000.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1373 27385.00 SH       SOLE                                   27385.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     6300 45052.00 SH       SOLE                                   45052.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      625 11550.00 SH       SOLE                                   11550.00
SPDR SERIES TRUST S&P METALS M COM              78464A755     2956 39800.00 SH       SOLE                                   39800.00
STANDARD & POORS DEPOSITARY RE COM              78462F103     7177 54132.93 SH       SOLE                                   54132.93
STATE STREET CORP              COM              857477103     7835 174361.14SH       SOLE                                  174361.14
SYNGENTA AG ADR                COM              87160A100     9864 151370.98SH       SOLE                                  151370.98
T ROWE PRICE GROUP INC         COM              74144t108     9907 149166.89SH       SOLE                                  149166.89
TERADATA CORP DEL COM          COM              88076w103     1336 26360.00 SH       SOLE                                   26360.00
TRACTOR SUPPLY CO COM          COM              892356106     1459 24390.00 SH       SOLE                                   24390.00
TREEHOUSE FOODS INC COM        COM              89469a104     1438 25290.00 SH       SOLE                                   25290.00
UNILEVER NV                    COM              904784709     8321 265364.80SH       SOLE                                  265364.80
UNITED PARCEL SERVICE          COM              911312106      352  4745.00 SH       SOLE                                    4745.00
UNITED TECHNOLOGIES CORP       COM              913017109      234  2775.00 SH       SOLE                                    2775.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      420  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102    10899 300996.96SH       SOLE                                  300996.96
VERISK ANALYTICS INC CL A      CL A             92345y106     1274 38915.00 SH       SOLE                                   38915.00
VERIZON COMMUNICATIONS         COM              92343V104      473 12293.00 SH       SOLE                                   12293.00
VF CORP                        COM              918204108     1575 15992.00 SH       SOLE                                   15992.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      313 13700.00 SH       SOLE                                   13700.00
YUM! BRANDS                    COM              988498101     9366 182304.08SH       SOLE                                  182304.08
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      305    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      401     9612 SH       SOLE                                       9612
ISHARES INC MSCI BRAZIL        MSCI BRAZIL      464286400      238     3075 SH       SOLE                                       3075
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     3656    75135 SH       SOLE                                      75135
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      296     4770 SH       SOLE                                       4770
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      809    13470 SH       SOLE                                      13470
MARKET VECTORS ETF TR INDONESI INDONESIA ETF    57060u753      239     8000 SH       SOLE                                       8000
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      255    15018 SH       SOLE                                      15018